Debt - Additional Information (Detail) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal amount of notes repurchased				$ 1,250,000,000
Cost of purchases				1,267,000,000
Pre-tax gain (loss) on notes repurchased | CAD			CAD 27
After-tax gain (loss) on notes repurchased | CAD			23
Net proceeds from issuance of notes				1,227,000,000
Notes Purchased [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of notes repurchased		$ 1,260,000,000		759,000,000
Cost of purchases		1,360,000,000		693,000,000
Pre-tax gain (loss) on notes repurchased | CAD	CAD (216)		76
After-tax gain (loss) on notes repurchased | CAD	CAD (159)		CAD 67
3.0% notes due March 2019 [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of notes repurchased		$ 278,000,000		$ 222,000,000
Borrowings, interest rate	3.00%	3.00%		3.00%
4.5% notes due January 2021 [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of notes repurchased		$ 280,000,000
Borrowings, interest rate	4.50%	4.50%
8.0% notes due June 2021 [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of notes repurchased		$ 650,000,000
Borrowings, interest rate	8.00%	8.00%
Loss on write-off of prepayment Option | CAD	CAD 75
Unsecured notes issued				$ 650,000,000
Maturity date	June 2021	June 2021
Effective interest rate				8.49%
4.75% notes due January 2022 [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of notes repurchased		$ 28,000,000
Borrowings, interest rate	4.75%	4.75%
3.75% notes due February 2023 [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of notes repurchased		$ 24,000,000		$ 80,000,000
Borrowings, interest rate	3.75%	3.75%		3.75%
6.125% notes due October 2035 [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of notes repurchased				$ 91,000,000
Borrowings, interest rate				6.125%
6.0% notes due August 2040 [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of notes repurchased				$ 159,000,000
Borrowings, interest rate				6.00%
6.25% notes due July 2041 [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of notes repurchased				$ 205,000,000
Borrowings, interest rate				6.25%
5.2% notes due March 2042 [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of notes repurchased				$ 101,000,000
Borrowings, interest rate				5.20%
5.4% notes due February 2043 [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of notes repurchased				$ 123,000,000
Borrowings, interest rate				5.40%
8.50% notes due June 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.50%	8.50%
Unsecured notes issued				$ 600,000,000
3.15% notes due January 2017 [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of notes repurchased				$ 266,000,000
Borrowings, interest rate				3.15%
3.85% notes due August 2017 [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of notes repurchased				$ 284,000,000
Borrowings, interest rate				3.85%
2.5% notes due February 2018 [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of notes repurchased				$ 478,000,000
Borrowings, interest rate				2.50%